UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one):       [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Intel Corporation
2200 Mission College Boulevard
Santa Clara, CA  95054-1549

Form 13F File Number: 028-04527

Person Signing this Report on Behalf of Reporting Manager:

Cary I Klafter, Corporate Secretary, (408) 765-1215
_______________________________________________________________________________

ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
_______________________________________________________________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

/s/ Cary I. Klafter        Santa Clara, California
-----------------------    August 07, 2012

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                      REPORTING MANAGER: INTEL CORPORATION

Report Summary:

Number of Other Included Managers:                          3

Form 13F Information Table Entry Total:                    14

Form 13F Information Table Value Total:                 $192,057
                                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F File Number    Name

1.    028-13724               Intel Capital (Cayman) Corporation

2.    028-06331               Intel Capital Corporation

3.    028-14935               Middlefield Ventures, Inc.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
----------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE    SHARED   NONE
----------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ------ ---------- ----
ASM INTL   N V                NY REGISTER SH  N07045102    6,846      180,868 SH       DEFINED      2            0     180,868    0
AVG TECHNOLOGIES N V          SHS             N07831105   84,080    6,462,746 SH       DEFINED      1            0   6,462,746    0
CLEARWIRE CORP NEW            CL A            18538Q105    3,733    3,333,333 SH       DEFINED      1            0   3,333,333    0
CLEARWIRE CORP NEW            CL A            18538Q105   28,111   25,098,733 SH       DEFINED      2            0  25,098,733    0
ENVIVIO INC                   COM             29413T106    3,901      608,521 SH       DEFINED      1            0     608,521    0
ENVIVIO INC                   COM             29413T106      600       93,533 SH       DEFINED      2            0      93,533    0
MINDSPEED TECHNOLOGIES INC    COM NEW         602682205       34       13,772 SH       SOLE                 13,772           0    0
MINDSPEED TECHNOLOGIES INC    COM NEW         602682205    1,183      480,798 SH       DEFINED      2            0     480,798    0
MINDSPEED TECHNOLOGIES INC    COM NEW         602682205      493      200,246 SH       DEFINED      3            0     200,246    0
PACIFIC BIOSCIENCES CALIF IN  COM             69404D108      918      422,908 SH       DEFINED      2            0     422,908    0
PHOENIX NEW MEDIA LTD         SPONSORED ADS   71910C103   15,725    3,289,722 SH       DEFINED      2            0   3,289,722    0
SYNACOR INC                   COM             871561106   27,169    1,983,157 SH       DEFINED      1            0   1,983,157    0
VMWARE INC                    CL A COM        928563402   10,014      110,000 SH       DEFINED      2            0     110,000    0
VOCERA COMMUNICATIONS INC     COM             92857F107    9,250      345,280 SH       DEFINED      1            0     345,280    0